Supplemental Guarantor Financial Information (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Nov. 30, 2012	May 31, 2012
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 300,000,000		$ 300,000,000
Stated interest rate	6.375%		6.375%
AerCap Aviation Solutions B.V [Member] | AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%
AerCap Trust, AICDC and the Subsidiary Guarantors [Member] | AGAT/AICDC Notes [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%
Citi Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity		$ 285,000,000